Summary of Significant Accounting Policies - Schedule of Disaggregate the Group’s Revenue (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Disaggregate the Group’s Revenue [Line Items]
Total	$ 2,557,266	$ 7,323,356	$ 6,293,340
Non-woven fabrics [Member]
Schedule of Disaggregate the Group’s Revenue [Line Items]
Revenues	1,286,070
Sanitary pads [Member]
Schedule of Disaggregate the Group’s Revenue [Line Items]
Revenues	954,536	5,162,784	3,787,120
Body and oral care products [Member]
Schedule of Disaggregate the Group’s Revenue [Line Items]
Revenues	306,240	1,047,108	165,070
Accessories [Member]
Schedule of Disaggregate the Group’s Revenue [Line Items]
Revenues		1,015,961	2,304,147
Others [Member]
Schedule of Disaggregate the Group’s Revenue [Line Items]
Revenues	26	55,067	27,092
Licensing Fees [Member]
Schedule of Disaggregate the Group’s Revenue [Line Items]
Revenues	10,394	42,436	9,911
Offline [Member]
Schedule of Disaggregate the Group’s Revenue [Line Items]
Revenues	2,520,281	3,042,307	3,899,485
Online [Member]
Schedule of Disaggregate the Group’s Revenue [Line Items]
Revenues	26,591	4,238,613	2,383,944
Licensing Fees One [Member]
Schedule of Disaggregate the Group’s Revenue [Line Items]
Revenues	10,394	42,436	9,911
Point in time [Member]
Schedule of Disaggregate the Group’s Revenue [Line Items]
Revenues	2,546,872	7,280,920	6,283,429
Over time [Member]
Schedule of Disaggregate the Group’s Revenue [Line Items]
Revenues	$ 10,394	$ 42,436	$ 9,911